Lease - Lease term and discount rate (Details)	Dec. 31, 2025	Dec. 31, 2024
Lease
Weighted-average remaining lease term (years) Operating leases	6 years 8 months 1 day	7 years 10 days
Weighted-average discount rate Operating leases	4.34%	4.34%